U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and address of issuer:

         Neuberger&Berman Advisers Management Trust
         605 Third Avenue
         New York, NY  10158

2. Name of each series or class of funds for which this notice is filed:

         Growth Portfolio                      Limited Maturity Bond Portfolio
         Partners Portfolio                    Government Income Portfolio
         Balanced Portfolio                    Liquid Asset Portfolio

3.       Investment Company Act File Number:   811-4255

         Securities Act File Number:           2-88566

4.       Last day of fiscal year for which this notice is filed: 12-31-96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

         NA                                            [        ]

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6): NA

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: None

9. Number and aggregate sale price of securities sold during the fiscal year:(1)

         Number:  2,932,573
         Amount:  $26,804,650



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10.      Number and aggregate sale price of securities sold during
         the fiscal year in reliance upon registration pursuant to Rule 24f-2:(1)

         Number:  2,932,573
         Amount:  $26,804,650

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):(1)

         Number:  754,073
         Amount:  $3,807,926

12.      Calculation of registration fee:

         (i)       Aggregate sale price of securities sold during the
                   fiscal year in reliance on Rule 24f-2 (from Item
                   10):                                              $26,804,650

         (ii)      Aggregate price of shares issued in connection
                   with dividend reinvestment plans (from Item 11, if
                   applicable):                                       3,807,926

         (iii)     Aggregate price of shares redeemed or repurchased
                   during the fiscal year (if applicable):
                                                                      21,537,301

         (iv)      Aggregate price of shares redeemed or repurchased
                   and previously applied as a reduction to filing
                   fees pursuant to Rule 24e-2 (if applicable):        -0-

         (v)       Net aggregate price of securities sold and issued
                   during the fiscal year in reliance on Rule 24f-2
                   (line (i), plus line (ii), less line (iii), plus
                   line (iv)) (if applicable):                        9,075,275

         (vi)      Multiplier prescribed by Section 6(b) of the
                   Securities Act of 1933 or other applicable law or
                   regulation (see Instruction C.6):                  1/3300

         (vii)     Fee due (line (i) or line (v) multiplied by line
                   (vi)):                                             2,750.09

Instruction:               Issuers should complete lines (ii), (iii), (iv),
                           and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
                           See Instruction C.3.


(1) Neuberger&Berman Advisers Management Trust (the "Trust") hereby makes definite the registration of 65,158,641 shares of the Trust under the Securities Act of 1933, as amended. Pursuant to the position of the Staff of the Securities and Exchange Commission ("SEC") as set forth in Neuberger&Berman Advisers Management Trust (pub. avail. Feb. 9, 1996) and in instruction B.5. to Form 24F-2, the Trust calculates and pays registration fees pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, only on those shares issued in the previous fiscal year to separate accounts, qualified plans, and other entities that are not registered with, and do not pay registration fees to, the SEC.

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13.      Check  box if fees  are  being  remitted  to the  Commission's  lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                      [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2/21/97


                                                    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title):*
                                            /s/ Michael J. Weiner
                                            Senior Vice President




Date:     February 21, 1997


* Please print the name and title of the signing officer below the signature.



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